WARRANTS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	May 31, 2019	Mar. 31, 2019	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net amount of shares issued				$ 13,500					$ 896
Warrant exercise price								$ 1.00
Warrants estimated fair value								$ 1.00	$ 1.00
Amount contributed to captial									$ 350,000
Deemed dividend
Dividend yield, percentage						0.00%		0.00%	0.00%
Stock based compensation expense			$ 55,051		$ 55,051	$ 252,867	$ 165,153	$ 220,206	$ 27,776
Unrecognized compensation expenses			$ 688,000			$ 688,000		$ 1,074,000
Warrant [Member]
Warrants estimated fair value			$ 1.00			$ 1.00
Dividend yield, percentage						0.00%
Stock based compensation expense						$ 75,500
Unrecognized compensation expenses			$ 0			$ 0
Consulting Firm [Member]
Issuance of warrants to purchase common stock			150,000			150,000
Warrant exercise price			$ 1.10			$ 1.10
Warrants estimated fair value			$ 0.61			$ 0.61
Warrants term			7 years			7 years
Sanovas Offering [Member]
Issuance of warrants to purchase common stock									62,500
Warrant exercise price									$ 1.00
Offering value of common stock designated									$ 5,000,000
Amount contributed to captial									$ 350,000
Warrants term									3 years
Common Stock [Member]
Net amount of shares issued				$ 1					$ 896
Number of shares issued				13,500					8,964,000
Deemed dividend
Warrant [Member]
Deemed dividend									$ 38,230
Mathematical Error [Member]
Decrease in awards of common stock	324,000
Warrants estimated fair value	$ 32
CEO and Consultant [Member]
Net amount of shares issued		$ 929
Issuance of warrants to purchase common stock		9,288,000
Warrant exercise price		$ 0.0001